Organizations and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2020 Segment Outlet
Organizations and Basis of Presentation [Abstract]
Number of reportable segments	3
Number of retail outlets in North America | Outlet	210,000
Number of core business segments renamed	2